Income Tax (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Current tax expenses
Expenses for the current year	₪ 438			₪ 437	₪ 567
Adjustments for prior years	54			(28)
Total current tax expenses	492			409	567
Deferred tax expenses (income)
Adjustments for prior years according to an assessment agreement	(54)
Reversal of temporary differences according to an assessment agreement	21
Creation and reversal of temporary differences	(112)			(33)	(220)
Total deferred tax expenses	(145)			(33)	(220)
Income tax expense	₪ 347	[1]	$ 100	₪ 442	₪ 347

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.